Finance expense - Schedule Of Finance Cost Explanatory (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Revaluation loss from derivative financial instruments	£ 0	£ (12,648)	£ 0	£ (12,648)